CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION	9 Months Ended
Sep. 30, 2015
CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION
NOTE 10:	CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION

The Group applies ASC 280, "Segment Reporting" ("ASC 280"). Segments are managed separately, for information on operating segments see Note 1a:

a.	Information on the reportable segments:

	1.	The measurement of the reportable operating segments is based on the same accounting principles applied in these financial statements.
	2.	Financial data relating to reportable operating segments:

	Nine months ended September 30, 2015 (unaudited)
	Commercial	Mobility	Services	Total

Revenues	70,026	28,695	31,140	129,861
Cost of revenues	43,824	22,672	29,641	96,137

Gross profit	26,202	6,023	1,499	33,724

R&D expenses:
Expenses incurred	12,875	6,368	-	19,243
Less – grants	546	17	-	563

	12,329	6,351	-	18,680

Selling and marketing	12,416	5,485	824	18,725
General and administrative	6,134	5,020	4,072	15,226
Restructuring costs	705	281	-	986
Goodwill impairment	-	20,402	-	20,402

Operating loss	(5,382)	(31,516)	(3,397)	(40,295)
Financial expenses, net				(5,850)
Loss before taxes				(46,145)
Taxes on income				740
Net loss from continuing operations				(46,885)
Net loss from discontinued operation				(200)
Net loss				(47,085)

Depreciation and amortization expenses	3,554	5,503	2,402	11,459

	Nine months ended September 30, 2014 (unaudited)
	Commercial	Mobility	Services	Total

Revenues	97,603	38,972	25,461	162,036
Cost of revenues	57,667	26,300	20,206	104,173

Gross profit	39,936	12,672	5,255	57,863

R&D expenses:
Expenses incurred	14,153	6,678	-	20,831
Less – grants	1,406	396	-	1,802

	12,747	6,282	-	19,029

Selling and marketing	18,458	5,807	1,015	25,280
General and administrative	5,255	4,097	4,659	14,011

Operating income (loss)	3,476	(3,514)	(419)	(457)
Financial expenses, net				(1,898)
Loss before taxes				(2,355)
Taxes on income				783
Net loss from continuing operations				(3,138)
Net loss from discontinued operation				(795)
Net loss				(3,933)

Depreciation and amortization expenses	3,638	6,225	1,763	11,626

b.	Revenues by geographic areas:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers, and in accordance with ASC 280, are as follows:

	Nine months ended
	September 30,
	2015	2014

	Unaudited

Latin America	$59,721	$71,841
Asia and Asia Pacific	32,678	36,423
United States	21,669	28,690
Europe	15,539	11,883
Africa	254	13,199

	$129,861	$162,036

c.	A major customer located in Latin America accounted for 11% of the total consolidated revenues for the nine months ended September 30, 2015. During the nine months ended September 30, 2014 the Group did not have any customer generating revenues exceeding 10% of the Group's total revenues.

d.	The Group's long-lived assets are located as follows:

	September 30,	December 31,
	2015	2014
	Unaudited

Israel	$64,433	$66,457
Latin America	8,982	11,932
United States	1,861	1,999
Europe	9,610	9,486
Other	1,086	1,019

	$85,972	$90,893